Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	$ 808,937	$ 809,338
30 - 89 Days Past Due	6,687	6,559
90 Days Past Due And Still Accruing	243	6
Non-Accrual	23,680	31,081
Total loans	839,547	846,984
Commercial, Financial, and Agricultural
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	131,091	126,884
30 - 89 Days Past Due	942	1,821
Non-Accrual	1,684	1,335
Total loans	133,717	130,040
Real Estate Construction - Residential
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	18,738	19,390
30 - 89 Days Past Due	66	290
Non-Accrual	2,204	2,497
Total loans	21,008	22,177
Real Estate Construction - Commercial
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	48,230	35,117
30 - 89 Days Past Due	595	607
Non-Accrual	6,251	7,762
Total loans	55,076	43,486
Real Estate Mortgage - Residential
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	217,179	213,694
30 - 89 Days Past Due	4,068	2,199
90 Days Past Due And Still Accruing	129
Non-Accrual	4,165	5,330
Total loans	225,541	221,223
Real Estate Mortgage - Commercial
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	372,651	390,032
30 - 89 Days Past Due	725	1,122
90 Days Past Due And Still Accruing	100
Non-Accrual	9,074	13,938
Total loans	382,550	405,092
Installment and Other Consumer
Aging information for the Company's past due and non-accrual loans
Current or Less Than 30 Days Past Due	21,048	24,221
30 - 89 Days Past Due	291	520
90 Days Past Due And Still Accruing	14	6
Non-Accrual	302	219
Total loans	$ 21,655	$ 24,966